CONSOLIDATED BALANCE SHEETS	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ASSETS
Cash and cash equivalents	$ 155,532,143	¥ 1,069,361,250	¥ 671,360,926
Restricted cash (including RMB12,614,745 and RMB4,861,491 from Consolidated Trusts as of December 31, 2017 and 2018 respectively)	30,302,580	208,345,389	12,614,745
Accounts receivable and contract assets, net of allowance for doubtful accounts of RMB175,799,647 and RMB221,213,326 as of December 31, 2017 and 2018, respectively	200,609,882	1,379,293,243	1,110,947,916
Loans held for sale	92,024,799	632,716,508	768,638,420
Loans at fair value (including RMB667,838,880 and RMB33,417,119 from Consolidated Trusts as of December 31, 2017 and 2018 respectively)	4,860,318	33,417,119	667,838,880
Prepaid expenses and other current assets (including RMB11,105,628 and RMB296,080 from Consolidated Trusts as of December 31, 2017 and 2018 respectively)	16,754,103	115,192,835	82,099,649
Financial guarantee derivative	52,105,289	358,249,913
Amount due from related party	2,908,879	20,000,000
Deferred tax assets, net	50,417,800	346,647,582	296,057,946
Long-term investments	41,774,812	287,222,720	54,167,615
Property and equipment, net	3,376,452	23,214,797	21,004,932
Intangible assets, net	4,130,668	28,400,406	1,616,238
Loan receivable from Xiaoying Housing Loans, net	18,631,558	128,101,279	197,595,942
Other non-current assets	989,957	6,806,456	3,751,516
TOTAL ASSETS	674,419,240	4,636,969,497	3,887,694,725
LIABILITIES
Payable to investors at fair value of the Consolidated Trusts (including RMB 667,080,871 and nil from the consolidated VIEs, without recourse to the Company as of December 31, 2017 and 2018 respectively)			667,080,871
Guarantee liabilities (including RMB545,169,033 and RMB19,297,718 from the consolidated VIEs, without recourse to the Company as of December 31, 2017 and 2018 respectively)	3,039,517	20,898,201	545,169,033
Financial guarantee derivative (including RMB53,260,916 and nil from the consolidated VIEs, without recourse to the Company as of December 31, 2017 and 2018 respectively)			53,260,916
Short-term bank borrowings (including nil and RMB198,000,000 from the consolidated VIEs, without recourse to the Company as of December 31, 2017 and 2018 respectively)	28,797,906	198,000,000
Accrued payroll and welfare (including RMB20,655,199 and RMB23,329,971 from the consolidated VIEs, without recourse to the Company as of December 31, 2017 and 2018 respectively)	13,593,764	93,463,926	77,772,326
Other tax payable (including RMB95,368,838 and RMB95,184,938 from the consolidated VIEs, without recourse to the Company as of December 31, 2017 and 2018 respectively)	19,508,264	134,129,068	105,948,089
Income tax payable (including RMB270,342,567 and RMB93,611,597 from the consolidated VIEs, without recourse to the Company as of December 31, 2017 and 2018 respectively)	45,413,165	312,238,213	401,331,806
Deposit payable to channel cooperators (including RMB134,262,319 and nil from the consolidated VIEs, without recourse to the Company as of December 31, 2017 and 2018 respectively)	19,495,629	134,042,199	134,262,319
Accrued expenses and other liabilities (including RMB132,525,198 and RMB117,547,625 from the consolidated VIEs, without recourse to the Company as of December 31, 2017 and 2018 respectively)	25,991,051	178,701,474	137,328,364
Deferred tax liabilities(including nil and RMB47,145,390 from the consolidated VIEs, without recourse to the Company as of December 31, 2017 and 2018 respectively)	6,898,052	47,427,564
TOTAL LIABILITIES	162,737,348	1,118,900,645	2,122,153,724
Commitments and Contingencies (Note 14)
Equity:
Common shares (US$0.0001 par value; 500,000,000 and 1,000,000,000 shares authorized, 280,087,342 and 303,614,298 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	27,574	189,586	173,444
Additional paid-in capital	410,766,203	2,824,223,031	1,971,701,910
Retained earnings (Accumulated deficits)	93,100,845	640,114,859	(242,997,034)
Other comprehensive income	7,635,046	52,494,757	33,449,640
Total X Financial shareholders' equity	511,529,668	3,517,022,233	1,762,327,960
Non-controlling interests	152,224	1,046,619	3,213,041
TOTAL EQUITY	511,681,892	3,518,068,852	1,765,541,001
TOTAL LIABILITIES AND EQUITY	$ 674,419,240	¥ 4,636,969,497	¥ 3,887,694,725